Related Party Transactions (Details) ¥ in Millions	6 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Related party transaction, Rate	72.10%	72.10%
Related party transaction	$ 200,000
Related party transactions non-interest rate	98.60%	98.60%
Non-interest bearing amount	$ 4,800,000
Zhongjin Kanglu [Member]
Related Party Transaction [Line Items]
Related party transaction	4,835,861
Related party transaction made to advance	4,804,800
Zhongjin Kanglu [Member] | Business Combinations [Member]
Related Party Transaction [Line Items]
Related party transaction	$ 4,804,800	¥ 33.0